Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Finance Costs [Abstract]
Schedule of finance costs
	Year ended December 31,
	2017	2016	2015
Interest expenses on bank borrowings
wholly repayable within one year	96,385	71,783	-